PENSION PLANS AND POSTRETIREMENT BENEFITS - Assumptions and sensitivity analysis (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset)
Expected employer contributions in 2020	$ 32.8
Benefit obligations
Percentage increase of discount rate (as a percent)	0.10%
Actuarial assumption discount rate
Current periodic costs
Assumed health care cost trend rate (as a percent)	7.60%
Assumed health care cost trend rate after ten years (as a percent)	5.50%
Actuarial assumption discount rate | Minimum
Current periodic costs
Assumed average retirement age	59 years
Actuarial assumption discount rate | Maximum
Current periodic costs
Assumed average retirement age	62 years
Plan assets
Disclosure of net defined benefit liability (asset)
Employer contributions	$ 33.2
Pension defined benefit plans
Benefit obligations
Decrease of retirement benefit obligation due to increase of actuarial assumption of 10 basis points in discount rate	$ 21.3
Pension defined benefit plans | Actuarial assumption discount rate
Benefit obligations
Discount rate, current year (as a percent)	3.10%	3.90%	3.50%
Rate of compensation increase, current year (as a percent)	3.00%	3.00%	3.00%
Current periodic costs
Discount rate, preceding year (as a percent)	3.90%	3.50%	3.90%
Rate of compensation increase, preceding year (as a percent)	3.00%	3.00%	3.00%
Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset)
Employer contributions	$ 31.6	$ 34.0
Postretirement defined benefit plans
Benefit obligations
Decrease of retirement benefit obligation due to increase of actuarial assumption of 10 basis points in discount rate	1.3
Postretirement defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset)
Employer contributions	$ 1.6	$ 1.7